Equity Method Investments (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Schedule of Equity Method Investments [Line Items]
Amount	$ 190	$ 283
Create Electronic Optical Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Amount	172	283
Holding %	21.11%	21.11%
Iris [Member]
Schedule of Equity Method Investments [Line Items]
Amount	$ 18	$ 0
Holding %	6.41%	0.00%